Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets	9 Months Ended
Sep. 30, 2023 USD ($)
Significant Accounting Policies [Abstract]
Ordinary Shares subject to possible Redemption	$ 323,911,642
Less:
Redemptions of Ordinary Shares	(294,254,572)
Plus:
Accretion adjustment of carrying value to Redemption value	5,439,597
Ordinary Shares subject to possible Redemption	$ 35,096,667